Fair Value (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,060	¥13,649	¥411	—
Derivatives	685	—	685	—

Total assets:	¥14,745	¥13,649	¥1,096	—

Liabilities:
Derivatives	¥223	¥181	¥42	—

	Yen in millions
	Fair Value at March 31, 2014	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,383	¥14,383	—	—
Derivatives	282	—	282	—

Total assets:	¥14,665	¥14,383	¥282	—

Liabilities:
Derivatives	¥271	¥239	¥32	—

Fair Value, by Balance Sheet Grouping

The carrying amount and estimated fair values of NIDEC’s financial instruments, excluding those disclosed elsewhere, are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2013		March 31, 2014
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability):
Cash and cash equivalents	¥193,420	¥193,420	¥247,740	¥247,740
Short-term investments	1,552	1,552	2,344	2,344
Long-term investments	—	—	83	82
Short-term loan receivable	132	132	157	157
Long-term loan receivable	89	91	48	50
Short-term borrowings	(32,798)	(32,798)	(22,600)	(22,600)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(73,925)	(73,907)	(77,804)	(77,486)
Bonds including the current portion	¥(200,347)	¥(200,850)	¥(245,991)	¥(271,853)